Equity Method Investments (DWM) (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Related Party Transaction [Line Items]
Equity method investments	$ 42,209		$ 15,769
Gain/(loss) from equity method investments	(231)	$ 244
Management fees	666	647
Accounts receivable, trade	$ 7,278		5,870
Diana Wilhelmsen Management Limited [Member]
Related Party Transaction [Line Items]
Equity method investment, ownership percentage	50.00%
Equity method investments	$ 743		734
Gain/(loss) from equity method investments	8	202
Management fees	666	647
Diana Wilhelmsen Management Limited [Member] | Management Agreements [Member]
Related Party Transaction [Line Items]
Commission paid	185	$ 194
Accounts receivable, trade	$ 9		$ 25